Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Stockholders Equity Note Disclosure [Line Items]
Stockholders' Equity
10. Stockholders’ equity
Issuance of Securities through an Underwritten Public Offering
On January 22, 2021, the Company issued and sold an aggregate of 5,400,000 shares of its common stock in an underwritten public offering at a public offering price of $14.00 per share, resulting in gross proceeds of $75.6 million before deducting underwriting discounts and commissions and other transaction expenses of approximately $5.1 million.
Issuance of Securities through a Private Placement
On December 8, 2020, the Company issued in a private placement 10,312,500 shares of common stock, and, in lieu of shares of common stock, pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase an aggregate of 1,000,000 shares of common stock, and, in each case, accompanying Warrants to purchase an aggregate of up to 2,828,125 additional shares of common stock (or
Pre-Funded
Warrants to purchase common stock in lieu thereof) at a price of $8.00 per share and accompanying Warrant (or $7.99 per
Pre-Funded
Warrant and accompanying Warrant). The private placement resulted in aggregate gross proceeds of $90.5 million, before $0.4 million of transaction costs.
In the event of certain fundamental transactions involving the Company, the holders of Warrants may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs. The holders of
Pre-Funded
Warrants do not have similar rights. Therefore, the Company accounted for the Warrants as liabilities, while the
Pre-Funded
Warrants met the permanent equity criteria classification. The
Pre-Funded
Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the
Pre-Funded
Warrants do not provide any guarantee of value or return. The initial fair value of the Warrants at issuance was $19.3 million, determined using the Black-Scholes valuation model. The Company remeasured the Warrants’ fair value at March 31, 2022 and December 31, 2021 as $0.6 million and $3.0 million, respectively. The change in fair value of $2.4 million was recorded in the condensed statement of operations for the three months ended March 31, 2022.
Convertible Preferred Stock and 2019 Warrants
On April 9, 2019, the Company completed two concurrent underwritten public offerings of its equity securities. In the first public offering, the Company sold 8,667,333 shares of its common stock and accompanying Class A warrants (the “2019 Warrants”) to purchase 1,951,844 shares of the Company’s common stock at a combined price to the public of $7.50 per common share and accompanying 2019 Warrant. In the second public offering, the Company sold 666 shares of its Series A convertible preferred stock (the “Series A Preferred Stock”) and accompanying 2019 Warrants to purchase 166,500 shares of the Company’s common stock at a combined public offering price of $7,500 per share and accompanying 2019 Warrant. The offerings resulted in aggregate gross proceeds to the Company of $70.0 million, before underwriting discounts and commissions and offering expenses payable by the Company of approximately $5.0 million.
In November 2019, all 666 shares of Series A Preferred Stock were converted by the holder into 666,000 shares of common stock. As of March 31, 2022, there were no shares of Series A Preferred Stock outstanding.
Each 2019 Warrant has an exercise price per share of common stock of $8.625, subject to adjustment in certain circumstances, and will expire on October 10, 2022. Each 2019 Warrant is immediately exercisable, provided that the holder is prohibited, subject to certain exceptions, from exercising the 2019 Warrant for shares of the Company’s common stock to the extent that immediately prior to or after giving effect to such exercise, the holder, together with its affiliates and other attribution parties, would own more than 4.99% of the total number of shares of the Company’s common stock then issued and outstanding. This percentage may be changed at the holders’ election to a higher or lower percentage upon 61 days’ notice to the Company.
The Company evaluated the Series A Preferred Stock and 2019 Warrants for liability or equity classification in accordance with the provisions of ASC 480,
Distinguishing Liabilities from Equity
, and determined that equity treatment was appropriate because neither the Series A Preferred Stock nor the 2019 Warrants met the definition of liability instruments.
The Series A Preferred Stock was not mandatorily redeemable and did not embody an obligation to buy back the shares outside of the Company’s control in a manner that could require the transfer of assets. Additionally, the Company determined that the Series A Preferred Stock would be recorded as permanent equity, not temporary equity, given that the holders of equally and more subordinated equity would be entitled to receive the same form of consideration upon the occurrence of the event that gives rise to the redemption or events of redemption that are within the control of the Company.
Additionally, as the effective conversion price of the Series A Preferred Stock of $6.57 was below the fair value of the Company’s common stock on the date of issuance of $7.50, the Company determined that the Series A Preferred Stock included a beneficial conversion feature. The Company calculated the beneficial conversion feature to be approximately $0.6 million, which was recorded as a discount to the Series A Preferred Stock at the time of issuance.
The 2019 Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the 2019 Warrants do not provide any guarantee of value or return. The Company valued the 2019 Warrants at issuance using the Black-Scholes option pricing model and determined the fair value of the 2019 Warrants to purchase 2,118,344 shares of the Company’s common stock was $9.0 million. The key inputs to the valuation model included an average volatility of 86.06% and an expected term of 3.5 years.
As of March 31, 2022, the 2019 Warrants to purchase 2,117,094 shares of common stock are outstanding and remain unexercised.

11. Stockholders’ equity
Issuance of Securities through an Underwritten Public Offering
On January 22, 2021, the Company issued and sold an aggregate of 5,400,000 shares of its common stock in an underwritten public offering at a public offering price of $14.00 per share, resulting in gross proceeds of $75.6 million before deducting underwriting discounts and commissions and other transaction expenses of approximately $5.1 million.
Issuance of Securities through a Private Placement
On December 8, 2020, through a private placement, the Company issued 10,312,500 shares of common stock, and, in lieu of shares of common stock,
Pre-Funded
Warrants to purchase an aggregate of 1,000,000 shares of common stock, and, in each case, accompanying Warrants to purchase an aggregate of up to 2,828,125 additional shares of common stock (or
Pre-Funded
Warrants to purchase common stock in lieu thereof) at a price of $8.00 per share and accompanying Warrant (or $7.99 per
Pre-Funded
Warrant and accompanying Warrant). The private placement resulted in aggregate gross proceeds of $90.5 million, before $0.4 million of transaction costs.
In the event of certain fundamental transactions involving the Company, the holders of Warrants may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs. The holders of
Pre-Funded
Warrants do not have similar rights. Therefore, the Company accounted for the Warrants as liabilities, while the
Pre-Funded
Warrants met the permanent equity criteria classification. The
Pre-Funded
Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the
Pre-Funded
Warrants do not provide any guarantee of value or return. The initial fair value of the Warrants at issuance was $19.3 million, determined using the Black-Scholes valuation model. The Company remeasured the Warrant’s fair value at December 31, 2021 and 2020 as $3.0 million and $19.7 million, respectively. The change in fair value of $16.7 million (loss) and $0.4 million (gain) was recorded in our statement of operations for the years ended December 31, 2021 and 2020, respectively.
Convertible Preferred Stock and 2019 Warrants
On April 9, 2019, the Company completed two concurrent underwritten public offerings of its equity securities. In the first public offering, the Company sold 8,667,333 shares of its common stock and accompanying 2019 Warrants to purchase 1,951,844 shares of the Company’s common stock, at a combined price to the public of $7.50 per common share and accompanying 2019 Warrant. In the second public offering, the Company sold 666 shares of its Series A Preferred Stock, and accompanying 2019 Warrants to purchase 166,500 shares of the Company’s common stock, at a combined public offering price of $7,500 per share and accompanying 2019 Warrant. The offerings resulted in aggregate gross proceeds to the Company of $70.0 million, before underwriting discounts and commissions and offering expenses payable by the Company of approximately $5.0 million.
In November 2019, all 666 shares of Series A Preferred Stock were converted to 666,000 shares of common stock. As of December 31, 2021, there were no shares of our Series A Preferred Stock outstanding.
Each 2019 Warrant has an exercise price per share of common stock of $8.625, subject to adjustment in certain circumstances, and will expire on October 10, 2022. Each 2019 Warrant is immediately exercisable, provided that the holder is prohibited, subject to certain exceptions, from exercising the 2019 Warrant for shares of the Company’s common stock to the extent that immediately prior to or after giving effect to such exercise, the holder, together with its affiliates and other attribution parties, would own more than 4.99% of the total number of shares of the Company’s common stock then issued and outstanding. This percentage may be changed at the holders’ election to a higher or lower percentage upon 61 days’ notice to the Company.
The Company evaluated the Series A Preferred Stock and 2019 Warrants for liability or equity classification in accordance with the provisions of ASC 480,
Distinguishing Liabilities from Equity
, and determined that equity treatment was appropriate because neither the Series A Preferred Stock nor the 2019 Warrants met the definition of liability instruments.
The Series A Preferred Stock was not mandatorily redeemable and did not embody an obligation to buy back the shares outside of the Company’s control in a manner that could require the transfer of assets. Additionally, the Company determined that the Series A Preferred Stock would be recorded as permanent equity, not temporary equity, given that the holders of equally and more subordinated equity would be entitled to receive the same form of consideration upon the occurrence of the event that gives rise to the redemption or events of redemption that are within the control of the Company.
Additionally, as the effective conversion price of the Series A Preferred Stock of $6.57 was below the fair value of the Company’s common stock on the date of issuance of $7.50, the Company determined that the Series A Preferred Stock included a beneficial conversion feature. The Company calculated the beneficial conversion feature to be approximately $0.6 million, which was recorded as a discount to the Series A Preferred Stock at the time of issuance.
The 2019 Warrants are classified as a component of permanent equity because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the 2019 Warrants do not provide any guarantee of value or return. The Company valued the 2019 Warrants at issuance using the Black-Scholes option pricing model and determined the fair value of the 2019 Warrants to purchase 2,118,344 shares of the Company’s common stock at $9.0 million. The key inputs to the valuation model included an average volatility of 86.06% and an expected term of 3.5 years.
As of December 31, 2021, 2019 Warrants to purchase 2,117,094 shares of common stock are outstanding and remain unexercised.

Tyme Technologies, Inc. and Subsidiaries [Member]
Stockholders Equity Note Disclosure [Line Items]
Stockholders' Equity
Note 8. Stockholders’ Equity.
Preferred Stock
The Company is authorized to issue up to 10,000,000 shares of preferred stock, each with a par value of $0.0001. Shares of Company preferred stock may be issued from time to time in one or more series and/or classes, each of which will have such distinctive designation or title as shall be determined by the Company’s Board prior to the issuance of any shares of such series or class. The Company preferred stock will have such voting powers, full or limited or no voting powers and such preferences and relative, participating, optional or other special rights and such qualifications, limitations or restrictions thereof, as shall be stated in such resolution or resolutions providing for the issue of such series or class of Company preferred stock as may be adopted from time to time by the Company’s Board prior to the issuance of any shares thereof.
No shares of Company preferred stock are currently issued or outstanding. In connection with the Securities Purchase Agreement, dated January 7, 2020, between the Company and Eagle (the “Eagle SPA”), the Company designated and reserved
10,000
shares as Series A Preferred Stock. The Series A Preferred Stock shares rank senior to the Company’s common stock and have no voting rights. The shares, if issued, would be convertible into common stock and will have a conversion ratio equal to the quotient of $
1,000
divided by an amount equal to 1.15 times the average of the volume weighted average price of the Company’s Common Stock for the seven trading days immediately following announcement of the Milestone Event (as defined in the SPA).

Common Stock
Voting
Each holder of Company common stock is entitled to one vote for each share thereof held by such holder at all meetings of stockholders (and written action in lieu of meetings). The number of authorized shares of Company common stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of majority of the combined number of issued and outstanding shares of the Company.
In connection with the Release Agreement, dated March 24, 2022, the Company and Mr. Hoffman also entered into a Voting Agreement, pursuant to which Mr. Hoffman agreed to vote all shares of TYME common stock beneficially owned by him in accordance with the Board’s recommendation with respect to any matter presented to the stockholders for a period of one year.
The Company and Michael Demurjian entered into a Voting Agreement, dated April 18, 2022, pursuant to which Mr. Demurjian agreed to vote all shares of TYME common stock beneficially owned by him in accordance with the board of directors of the Company’s recommendation with respect to any matter presented to the Company’s stockholders for a period of two years from the date of the agreement.
Dividends
Dividends may be declared and paid on the Company common stock from funds lawfully available therefore, as and when determined by the Board.
Liquidation
In the event of the liquidation, dissolution, or
winding-up
of the Company, holders of Company common stock will be entitled to receive all assets of the Company available for distribution to its stockholders.
Exchange Agreements
On May 20, 2020, the Company entered into exchange agreements with holders (the “Holders”) of the warrants issued in April 2019 (the “April 2019 Warrants’). The April 2019 Warrants were offered and issued pursuant to the Company’s previous shelf registration statement on Form
S-3
(File
No. 333-211489).
Pursuant to exchange agreements (the “Share Exchange Agreements”) with Holders of the April 2019 Warrants to purchase 5,833,333 shares of
Common Stock in the aggregate, the Company issued an aggregate of 2,406,250 shares of common stock (the “Exchange Shares”) in exchange for such
April 2019 Warrants. Concurrently therewith, each such Holder executed and delivered to the Company a leak-out
agreement (a “Share
Leak-Out

Agreement”) that contained trading restrictions with respect to the Exchange Shares, which (i) for the first 90 days, prohibit any sales of Exchange
Shares, (ii) for the subsequent 90 days, limit sales of Exchange Shares on any day to 2.5% of that day’s trading volume of Common Stock, and
(iii) prohibit new short positions or short sales on Common Stock for the combined 180 day period.
The Company also entered into an exchange agreement (the “Warrant Exchange Agreement”) with another Holder of April 2019 Warrants to purchase 2,166,667 shares of Common Stock in the aggregate. Pursuant to the Warrant Exchange Agreement, the Company issued such Holder a new warrant (the “May 2020 Warrant”) to purchase the same number of shares of Common Stock. The May 2020 Warrant has the same expiration date, April 2, 2024, as the April 2019 Warrants, but has an exercise price of $1.80 and does not include the price protection, anti-dilution provisions or other restrictions on Company action from the April 2019 Warrants. Concurrently therewith, such Holder executed and delivered to the Company a leak-out
agreement that contained trading restrictions on sales of Common Stock issued upon exercise of the May 2020 Warrant that are substantially similar to the restrictions on Exchange Shares in the Share
Leak-Out
Agreement, provided that the
leak-out
restrictions will only apply to the first 893,750 shares of Common Stock issued pursuant to the May 2020 Warrant.
The April 2019 Warrants were remeasured as of May 20, 2020, before the exchange, using the Monte Carlo pricing simulation resulting in a fair value of approximately $7.3 million, and the change in fair value from March 31, 2020 to the fair value before the exchange of approximately $3.7 million expense was recorded as a component of other income (expense) within the consolidated statement of operations for the year ended March 31, 2021. The key assumptions in applying the Monte Carlo simulation model were as follows: $1.70 stock price, 73% volatility, 3.87 years remaining term, 0.28% risk free rate and the probability of fundamental transactions occurring.
At May 20, 2020, the fair value of the 2,406,250 shares issued under the Share Exchange Agreements was approximately $3.4 million, which resulted in a gain on exchange of approximately $1.9 million.
The exercise price of the May 2020 Warrant is subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Common Stock.
The Company determined that the May 2020 Warrant should be recorded as a derivative liability on the consolidated balance sheet due to the May 2020 Warrant’s contractual provisions requiring issuance of registered common shares upon exercise. At May 20, 2020, the May 2020 Warrant was recorded at the fair value of $1.7 million as determined using the Black Scholes model and the change in fair value before and after the exchange of $0.3 million was recorded as a gain on warrant exchange as a component of other income (expense) within the consolidated statement of operations. The key assumptions in applying the Black Scholes model were as follows: $1.64 stock price, 73% volatility, 3.87 years remaining term, 0.27% risk free rate and 7% discount for lack of marketability. The change in fair value of the May 2020 Warrant for the year ended March 31, 2022 of $1.8 million income and for the period from May 20, 2020 through March 31, 2021 of $0.3 million expense was recorded as a component of other income (expense) within the consolidated statement of operations.
The following summarizes the common stock warrant activity for the years ended March 31, 2022 and March 31, 2021:

	Warrant Shares of Common Stock	Weighted Average Exercise Price
Outstanding at March 31, 2020	8,937,651	$2.31

Granted	2,166,667	1.80
Exchanged	(8,000,000)	2.00

Outstanding at March 31, 2021	3,104,318	$2.77

Granted	—	—
Exchanged	—	—

Outstanding at March 31, 2022	3,104,318	$2.77

In May 2020, April 2019 Warrants to purchase 5,833,333 shares of common stock were exchanged on a cashless basis for 2,406,250 shares and April 2019 Warrants to purchase 2,166,667 of common stock were exchanged for a May 2020 Warrant to purchase the same number of shares.

At March 31, 2022 and March 31, 2021, 3,074,551 of common stock purchase warrants relating to securities purchase agreements were outstanding and exercisable.

Issued	Classification	Warrants Outstanding	Exercise Price	Expiration
December 2015	Equity	446,500	$5.00	December 2025
February 2016	Equity	461,384	$5.00	February 2026
July 2016	Equity	29,767	$5.00	June 2026
May 2020	Liability	2,166,667	$1.80	April 2024
At-the-Market
Financing Facility
On October 18, 2019, the Company entered into the Sale Agreement with Jefferies, pursuant to which the Company may, from time to time, sell shares of Common Stock, having an aggregate offering price of up to $30 million through Jefferies, as the Company’s sales agent. Under the Sale Agreement the minimum share sales price (“Floor Price”) shall not be less than $1.00 without Jefferies prior written consent. As indicated in an amendment, the shares will be offered and sold by the Company pursuant to its currently effective Registration Statement on Form
S-3,
as amended (Reg.
No. 333-245033).
Any sales of common stock pursuant to the Sales Agreement will be made by methods deemed to be an
“at-the-market
offering” as defined in Rule 415 promulgated under the Securities Act, as amended. Jefferies will use commercially reasonable efforts to sell the shares from time to time, based on the instructions of the Company. The Company will pay Jefferies a commission rate of three percent (3%) of the gross proceeds from the sales of shares of Common Stock sold pursuant to the Sale Agreement. Under the Sale Agreement, the Company is not required to use the full available amount authorized and it may, by giving notice as specified in the Sale Agreement, terminate the Sale Agreement at any time.
The Company did not sell any shares through the Jefferies ATM during the year ended March 31, 2022. During the year ended March 31, 2021, the Company raised approximately $6.1 million of gross proceeds via sale of 4,453,939 shares of Common Stock under the Jefferies ATM and incurred $0.3 million of related costs which offset the proceeds. At March 31, 2022, there remained approximately $22.2 million of availability to sell shares through the Jefferies ATM subject to the terms of the Sale Agreement.
Securities Purchase Agreement
On January 7, 2020, the Company and Eagle entered into the Eagle SPA, pursuant to which the Company issued and sold to Eagle 10,000,000 shares of common stock, at a price of $2.00 per share. The Eagle SPA provides that Eagle will, subject to certain conditions, make an additional payment of $20 million upon the occurrence of a milestone event, which is defined as the earlier of (i) achievement of the primary endpoint of overall survival in the
TYME-88-Panc
pivotal trial; (ii) achievement of the primary endpoint of overall survival in the PanCAN Precision Promise
SM-88
registration arm; or (iii) FDA approval of
SM-88
in any cancer indication. This payment would be split into a $10 million milestone cash payment and a $10 million investment in TYME at a 15% premium to the then prevailing market price. Eagle’s shares will be restricted from sale until the earlier of three months following the milestone event or the three-year anniversary of the agreement.
Registered Direct Offering
On February 8, 2021, the Company closed on its registered direct offering with several healthcare-focused institutional and other institutional investors (the “Purchasers”), pursuant to which the Company sold to the Purchasers, in a registered direct offering, an aggregate of 40,000,000 shares (the “Shares”) of common stock, $0.0001 par value per share. The Shares were sold at a purchase price of $2.50 per share for aggregate gross proceeds to the Company of $100 million, prior to deducting placement agent’s fees and other offering expenses payable by TYME. The Company incurred $6.2 million of related costs which offset such proceeds. The Shares were offered by the Company pursuant to an effective shelf registration statement on Form
S-3,
which was originally filed with the Securities and Exchange Commission on August 12, 2020 and was declared effective on September 2, 2020 (Reg.
No. 333-245033).
H.C. Wainwright & Co. acted as the exclusive placement agent for the offering.